Stock Option Plans - Stock Options Outstanding and Exercisable (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	3 years 11 months 23 days	3 years 4 months 28 days	3 years 5 months 1 day	3 years 8 months 5 days
Option Outstanding, Weighted Average Exercise Price	$ 30.77	$ 28.80	$ 27.20	$ 26.71	$ 26.26
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 10.58	$ 10.58
Range of Exercise Prices, maximum	$ 26.79	$ 24.90
Option Outstanding, Number Outstanding	1.9	2.1
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	3 years 4 months 21 days	2 years 10 months 2 days
Option Outstanding, Weighted Average Exercise Price	$ 24.44	$ 24.24
Options Exercisable, Number Exercisable	1.5	1.4
Option Exercisable, Weighted Average Exercise Price	$ 24.34	$ 24.27
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 27.03	$ 24.99
Range of Exercise Prices, maximum	$ 28.65	$ 27.25
Option Outstanding, Number Outstanding	2.2	2.2
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	2 years 8 months 16 days	2 years 11 months 12 days
Option Outstanding, Weighted Average Exercise Price	$ 27.49	$ 27.00
Options Exercisable, Number Exercisable	1.8	1.5
Option Exercisable, Weighted Average Exercise Price	$ 27.53	$ 27.02
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 28.86	$ 27.35
Range of Exercise Prices, maximum	$ 30.95	$ 29.42
Option Outstanding, Number Outstanding	2.3	2.0
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	2 years 7 months 24 days	2 years 3 months 26 days
Option Outstanding, Weighted Average Exercise Price	$ 30.03	$ 29.12
Options Exercisable, Number Exercisable	1.6	1.6
Option Exercisable, Weighted Average Exercise Price	$ 29.80	$ 29.11
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 31.24	$ 29.45
Range of Exercise Prices, maximum	$ 35.95	$ 35.71
Option Outstanding, Number Outstanding	1.6	2.7
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	5 years 3 months 18 days	5 years 4 days
Option Outstanding, Weighted Average Exercise Price	$ 35.35	$ 33.51
Options Exercisable, Number Exercisable	0.2	0.6
Option Exercisable, Weighted Average Exercise Price	$ 33.01	$ 31.57
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 39.17	$ 10.58
Range of Exercise Prices, maximum	$ 39.17	$ 35.95
Option Outstanding, Number Outstanding	1.7	9.0
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	6 years 11 months 12 days	3 years 4 months 28 days
Option Outstanding, Weighted Average Exercise Price	$ 39.17	$ 28.80
Options Exercisable, Number Exercisable		5.1
Option Exercisable, Weighted Average Exercise Price		$ 27.50
Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 10.58
Range of Exercise Prices, maximum	$ 39.17
Option Outstanding, Number Outstanding	9.7
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	3 years 11 months 23 days
Option Outstanding, Weighted Average Exercise Price	$ 30.77
Options Exercisable, Number Exercisable	5.1
Option Exercisable, Weighted Average Exercise Price	$ 27.54